Inventory (Details) - Schedule of Inventory, Current - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Inventory, Current [Abstract]
Work in Process	$ 71,469	$ 30,689	$ 24,357
Finished Goods	5,006	12,824	34,522
Total Inventory, net	$ 76,475	$ 43,513	$ 58,879